Simplify Gamma Emerging Market Bond ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
Foreign Bonds – 90.2%
Argentina – 3.3%
Pluspetrol SA, 8.50%, 5/30/2032 ............................................. $ 300,000 $ 300,870
Pluspetrol SA, 8.50%, 5/30/2032, 144A(a) ...................................... 200,000 200,580
Telecom Argentina SA, 9.25%, 5/28/2033 ...................................... 250,000 246,043
Telecom Argentina SA, 9.25%, 5/28/2033, 144A(a) ............................... 200,000 196,835
944,328
Bahamas – 3.4%
Bahamas Government International Bond, 8.25%, 6/24/2036 ....................... 590,000 638,120
Bahamas Government International Bond, 8.25%, 6/24/2036, 144A(a) ............... 300,000 324,468
962,588
Brazil – 7.0%
Braskem Netherlands Finance BV, 8.00%, 10/15/2034, 144A(a) ..................... 250,000 93,562
Brazilian Government International Bond, 6.00%, 10/20/2033 ...................... 460,000 472,190
Brazilian Government International Bond, 7.25%, 1/12/2056 ....................... 460,000 466,210
CSN Resources SA, 8.88%, 12/5/2030 ........................................ 150,000 151,429
CSN Resources SA, 4.63%, 6/10/2031 ........................................ 400,000 325,229
LD Celulose International GmbH, 7.95%, 1/26/2032 .............................. 250,000 264,437
LD Celulose International GmbH, 7.95%, 1/26/2032, 144A(a) ....................... 200,000 211,550
1,984,607
Chile – 1.6%
Latam Airlines Group SA, 7.88%, 4/15/2030 .................................... 250,000 260,425
Latam Airlines Group SA, 7.88%, 4/15/2030, 144A(a) ............................. 200,000 208,340
468,765
Colombia – 21.7%
Aris Mining Corp., 8.00%, 10/31/2029 ......................................... 250,000 260,116
Aris Mining Corp., 8.00%, 10/31/2029, 144A(a) .................................. 200,000 208,093
Banco Davivienda SA, 8.13%, (US 5 Year CMT T-Note + 4.59%), 7/2/2035, 144A(a)(b) .. 550,000 571,476
Bancolombia SA, 8.63%, (US 5 Year CMT T-Note + 4.32%), 12/24/2034(b) ............ 450,000 486,349
Colombia Government International Bond, 7.50%, 2/2/2034 ........................ 300,000 315,975
Colombia Government International Bond, 8.75%, 11/14/2053 ...................... 710,000 780,858
Colombia Government International Bond, 8.38%, 11/7/2054 ....................... 460,000 488,451
Colombia Telecomunicaciones SA ESP, 4.95%, 7/17/2030 ......................... 808,000 748,357
Ecopetrol SA, 7.75%, 2/1/2032 ............................................... 580,000 600,642
Ecopetrol SA, 8.38%, 1/19/2036 .............................................. 700,000 722,823
Empresas Publicas de Medellin ESP, 4.25%, 7/18/2029 ........................... 450,000 427,764
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%,
6/30/2032, 144A(a) ...................................................... 500,000 526,595
6,137,499
Dominican Republic – 7.5%
AES Espana BV, 5.70%, 5/4/2028 ............................................ 180,000 175,620
Dominican Republic International Bond, 10.50%, 3/15/2037, 144A(a) ................ DOP 30,000,000 508,367
Dominican Republic International Bond, 7.15%, 2/24/2055 ......................... 250,000 266,100
Dominican Republic International Bond, 7.15%, 2/24/2055, 144A(a) ................. 200,000 212,880
Dominican Republic International Bond, 5.88%, 1/30/2060 ......................... 793,000 705,294
Empresa Generadora de Electricidad Haina SA, 5.63%, 11/8/2028 .................. 250,000 245,575
2,113,836
El Salvador – 6.8%
El Salvador Government International Bond, 7.65%, 6/15/2035 ..................... 580,000 590,771
El Salvador Government International Bond, 7.63%, 2/1/2041 ...................... 650,000 624,564
El Salvador Government International Bond, 9.65%, 11/21/2054 .................... 400,000 434,000

Simplify Gamma Emerging Market Bond ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Principal Value
Foreign Bonds (continued)
El Salvador (continued)
El Salvador Government International Bond, 9.65%, 11/21/2054, 144A(a) ............. $ 250,000 $ 271,250
1,920,585
Guatemala – 4.5%
Energuate Trust 2 0, 6.35%, 9/15/2035, 144A(a) ................................. 500,000 504,034
Investment Energy Resources Ltd., 6.25%, 4/26/2029 ............................ 450,000 448,609
Millicom International Cellular SA, 7.38%, 4/2/2032 ............................... 300,000 313,771
1,266,414
Honduras – 3.3%
Honduras Government International Bond, 8.63%, 11/27/2034 ...................... 500,000 549,375
Honduras Government International Bond, 8.63%, 11/27/2034, 144A(a) .............. 350,000 384,563
933,938
Jamaica – 1.7%
Kingston Airport Revenue Finance Ltd., 6.75%, 12/15/2036 ........................ 260,000 266,403
Kingston Airport Revenue Finance Ltd., 6.75%, 12/15/2036, 144A(a) ................. 200,000 204,925
471,328
Mexico – 7.9%
Comision Federal de Electricidad, 6.45%, 1/24/2035, 144A(a) ...................... 400,000 408,160
Comision Federal de Electricidad, 6.45%, 1/24/2035 .............................. 400,000 408,160
Petroleos Mexicanos, 6.63%, 6/15/2035 ....................................... 380,000 362,557
Petroleos Mexicanos, 7.69%, 1/23/2050 ....................................... 1,150,000 1,046,264
2,225,141
Panama – 16.8%
Panama Government International Bond, 3.16%, 1/23/2030 ........................ 700,000 653,219
Panama Government International Bond, 2.25%, 9/29/2032 ........................ 1,780,000 1,444,470
Panama Government International Bond, 6.70%, 1/26/2036 ........................ 950,000 1,005,290
Panama Government International Bond, 6.85%, 3/28/2054 ........................ 450,000 458,145
Panama Government International Bond, 7.88%, 3/1/2057 ......................... 300,000 338,820
Panama Government International Bond, 3.87%, 7/23/2060 ........................ 750,000 485,513
Telecomunicaciones Digitales SA, 4.50%, 1/30/2030 ............................. 200,000 191,770
UEP Penonome II SA, 6.50%, 10/1/2038 ....................................... 202,777 181,512
4,758,739
Peru – 3.7%
Boroo Investments Pte Ltd., 9.50%, 8/7/2032, 144A(a) ............................ 200,000 188,810
Orazul Energy Peru SA, 6.25%, 9/17/2032, 144A(a) .............................. 450,000 457,511
Volcan Cia Minera SAA, 8.75%, 1/24/2030 ..................................... 400,000 416,288
1,062,609
Trinidad and Tobago – 1.0%
National Gas Co of Trinidad & Tobago Ltd., 6.05%, 1/15/2036 ...................... 100,000 92,436
Telecommunications Services of Trinidad & Tobago Ltd., 8.88%, 10/18/2029 ........... 200,000 203,660
296,096
Total Foreign Bonds (Cost $25,123,970) ........................................... 25,546,473
U.S. Treasury Bills – 8.3%
U.S. Treasury Bill, 4.04%, 10/7/2025 (c) ........................................ 1,505,000 1,503,984
U.S. Treasury Bill, 4.14%, 10/23/2025 (c) ....................................... 420,000 418,967
U.S. Treasury Bill, 3.91%, 11/18/2025 (c) ....................................... 450,000 447,609
Total U.S. Treasury Bills (Cost $2,370,610) ......................................... 2,370,560

Simplify Gamma Emerging Market Bond ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Shares Value
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d)
(Cost $15,275) .......................................................... 15,275 $ 15,275
Total Investments – 98.6%
(Cost $27,509,855) ............................................................ $ 27,932,308
Other Assets in Excess of Liabilities – 1.4% ........................................... 392,337
Net Assets – 100.0% ............................................................ $ 28,324,645
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $5,681,999, which represents 20.1% of net assets as of September 30, 2025.
(b) Floating rate investment. Interest rates reset periodically. Certain Securities are fixed to variable and currently in the fixed phase.
Interest rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of September 30, 2025.
Currency Abbreviations:
DOP : Dominican Peso
Portfolio Abbreviations:
CMT : Treasury Constant Maturity Rate
INDUSTRY ALLOCATION
*
Government .................................................................................... 52.9%
Energy ........................................................................................ 13.2%
Utilities ........................................................................................ 12.3%
Basic Materials ................................................................................. 7.5%
Communications ................................................................................ 6.8%
Financial ...................................................................................... 3.8%
Industrial ...................................................................................... 1.7%
Consumer, Cyclical .............................................................................. 1.7%
Money Market Funds ............................................................................ 0.1%
* Percentage of total investments as of September 30, 2025.